Revenue from Contracts with Customers - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,885	$ 2,379	$ 2,606	$ 3,143	$ 2,770	$ 2,349	$ 2,561	$ 3,090	$ 11,013	$ 10,770	$ 9,998
United States
Disaggregation of Revenue [Line Items]
Total revenue									5,016	4,677	4,425
Americas other than U.S.
Disaggregation of Revenue [Line Items]
Total revenue									919	940	976
U.K.
Disaggregation of Revenue [Line Items]
Total revenue									1,502	1,555	1,436
Europe, Middle East, & Africa other than United Kingdom
Disaggregation of Revenue [Line Items]
Total revenue									2,338	2,413	2,025
Asia Pacific
Disaggregation of Revenue [Line Items]
Total revenue									1,238	1,185	1,136
Commercial Risk Solutions
Disaggregation of Revenue [Line Items]
Total revenue									4,673	4,652	4,169
Reinsurance Solutions
Disaggregation of Revenue [Line Items]
Total revenue									1,686	1,563	1,429
Retirement Solutions
Disaggregation of Revenue [Line Items]
Total revenue									1,817	1,865	1,755
Health Solutions
Disaggregation of Revenue [Line Items]
Total revenue									1,667	1,596	1,515
Data & Analytic Services
Disaggregation of Revenue [Line Items]
Total revenue									1,184	1,105	1,140
Elimination
Disaggregation of Revenue [Line Items]
Total revenue									$ (14)	$ (11)	$ (10)